Label	Element	Value
Horizon Active Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Horizon Active Asset Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Horizon Active Asset Allocation Fund (the “Allocation Fund”) is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Allocation Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Allocation Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Allocation Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Allocation Fund’s performance. During the most recent fiscal year ended November 30, 2016, the Allocation Fund’s portfolio turnover rate was 406% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	406.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	This number represents the combined total fees and operating expenses of the underlying funds owned by the Allocation Fund and is not a direct expense incurred by the Allocation Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Allocation Fund, the operating expenses set forth in the Allocation Fund's financial highlights do not include this figure.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Allocation Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Allocation Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Allocation Fund’s operating expenses remain the same (taking into account the contractual expense limitation).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Allocation Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Allocation Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), seeks to achieve the Allocation Fund’s investment objective by allocating assets across one or more of the following sectors of the global securities markets:

• U.S. Common Stocks

• Foreign Developed Market Common Stocks

• Emerging Market Common Stocks

• Real Estate Investment Trusts (“REITs”)

• Government Bonds

• Corporate Bonds

• International Bonds

• Municipal Bonds

• High Yield Bonds

Horizon selects asset classes using a flexible approach that allocates the Allocation Fund’s portfolio between asset classes that Horizon believes offer the opportunity for the highest projected return for a given amount of risk. This flexible approach to investing typically seeks to maximize returns by adjusting portfolio asset-allocations among various asset classes based upon near-term forecasts.  Horizon assesses projected return and expected risk using a multi-disciplined approach consisting of economic, quantitative and fundamental analysis.  Horizon expects to engage in frequent buying and selling of securities to achieve the Allocation Fund’s investment objective.

Horizon typically executes its strategy by investing in exchange-traded funds (“ETFs”).  Potential ETFs are reviewed for sufficient trading liquidity and fit within overall portfolio diversification needs prior to investment.  Horizon may also invest in non-ETF securities, such as individual securities or baskets of securities, when it believes such investments may offer higher return and/or lower risk than an ETF or when Horizon believes such investments will provide strategic exposure to a specific sector or market segment.  Horizon expects that the Allocation Fund will typically hold no more than 30 ETF positions.

Horizon selects ETFs without restriction as to the issuer country, capitalization, currency, or maturity or credit quality of the securities held by each ETF. Under normal market conditions, the Allocation Fund invests a majority of its assets in ETFs that invest primarily in equity securities; however, certain ETFs in which the Allocation Fund may invest may invest primarily in lower-quality fixed income securities commonly known as “high yield” or “junk” bonds, which are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”).  In addition, the Allocation Fund may buy or write options on puts or calls for investment purposes, to hedge other investments or to generate option premiums for the Allocation Fund, and may implement such investments through option combinations such as spreads, straddles, strangles and collars.

The Allocation Fund will typically sell portfolio securities to adjust portfolio allocations as described above, to seek to secure gains or limit potential losses, or when Horizon otherwise believes it is in the best interest of the Allocation Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Allocation Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Many factors affect the Allocation Fund’s performance. The Allocation Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Allocation Fund invests.  The Allocation Fund is not federally insured or guaranteed by any government agency.  You may lose money by investing in the Allocation Fund.

Emerging Markets Risk.  In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Equity Securities Risk.  Equity securities have greater price volatility than fixed income securities.  The market price of equity securities owned by the Allocation Fund may go down, sometimes rapidly or unpredictably.  Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.

ETF Risk.  You will indirectly pay fees and expenses charged by the ETFs in addition to the Allocation Fund’s direct fees and expenses.  As a result, the cost of investing in the Allocation Fund will be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the fund.  These risks could include sector risk (increased risk from a focus on one or more sectors of the market), as well as risks associated with fixed income securities or foreign currencies.

Fixed Income Risk.  When the Fund invests in fixed income securities, options on fixed income securities or in securities in which the underlying investments are fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of the fixed income securities owned by the Allocation Fund or its underlying investments.  Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment.  Issuers may default on interest and principal payments.  Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Fluctuation of Net Asset Value (“NAV”); Unit Premiums and Discounts. The NAV of the shares of the ETFs in which the Allocation Fund may invest will generally fluctuate with changes in the market value of the ETF’s securities holdings and supply and demand of the ETF’s shares on the exchanges on which the ETF’s shares are traded. The market prices of an ETF’s shares may deviate significantly from the NAV of the ETF’s shares during periods of market volatility. If the Allocation Fund purchases an ETF’s shares at a time when the market price is at a premium to the NAV of the ETF’s shares or sells at a time when the market price is at a discount to the NAV of the ETF’s shares, then the Allocation Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

Foreign Currency Risk.  Foreign currency-linked investments risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies in which the underlying investment is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

Foreign Securities Risk.  Investing in securities issued by companies whose principal business activities are outside the United States, or investing in American Depositary Receipts (“ADRs”) or ETFs focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, and they are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of greater price volatility and possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets from foreign markets, political or financial instability, or diplomatic and other developments, which could affect such investments.

High Yield or Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest.  These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).

Large Capitalization Company Risk.    Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Management Risk.  The ability of the Allocation Fund to meet its investment objective is directly related to the allocation of the Allocation Fund’s assets.  Horizon may allocate the Allocation Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Allocation Fund’s value may be adversely affected.

Market Risk.  Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Allocation Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk, tracking risk and, in the case of over the counter options, counterparty default risk. Option positions may expire worthless exposing the Allocation Fund to potentially significant losses.

Real Estate Risk.  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

Smaller and Medium Issuer Risk.  Investments in underlying investments that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Turnover Risk.  As a result of its trading strategies, the Allocation Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses. High rates of portfolio turnover may lower the performance of the Allocation Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Allocation Fund realizes capital gains when securities are sold, the Allocation Fund must generally distribute those gains to shareholders, increasing the Allocation Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Allocation Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart illustrates the risks of investing in Investor Class shares of the Allocation Fund by showing the Allocation Fund’s average returns for each calendar year since inception.  The Average Annual Total Returns table shows how the Allocation Fund’s average annual returns compare with those of a broad measure of market performance, as well as an additional index that reflects the market sectors in which the Allocation Fund may invest.  The Allocation Fund’s past performance, before and after taxes, is not necessarily an indication of how the Allocation Fund will perform in the future. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

The Allocation Fund is the successor to the investment performance of the Predecessor Allocation Fund as a result of the reorganization of the Predecessor Allocation Fund into the Allocation Fund on February 8, 2016.  Accordingly, the performance information shown prior to February 8, 2016 is that of the Predecessor Allocation Fund.  The Predecessor Allocation Fund was also advised by Horizon and had substantially the same investment objective, strategies and policies as the Allocation Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates the risks of investing in Investor Class shares of the Allocation Fund by showing the Allocation Fund’s average returns for each calendar year since inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-754-7932
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.horizonmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Allocation Fund’s past performance, before and after taxes, is not necessarily an indication of how the Allocation Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the best performance for a quarter was 9.32% (for the quarter ended March 31, 2013).  The worst performance was -8.79% (for the quarter ended September 30, 2015).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.79%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you own shares of the Allocation Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.  If you own shares of the Allocation Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  The S&P Global BMI ex-U.S. Index is a comprehensive, rules-based index that represents the composition of global stock markets.  Investors cannot invest directly in an index.

Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the Allocation Fund during the periods shown.

Caption	rr_AverageAnnualReturnCaption	Active Asset Allocation Fund Average Annual Total Returns For the periods ended December 31, 2016
Horizon Active Asset Allocation Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.90%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2012
Horizon Active Asset Allocation Fund | S&P Global BMI ex-US Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Global BMI ex-US Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.74%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2012
Horizon Active Asset Allocation Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Expenses	rr_Component1OtherExpensesOverAssets	none	[2]
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 167
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	540
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	939
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,053
Label	rr_AverageAnnualReturnLabel	Advisor Class Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.29%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 04, 2015
Horizon Active Asset Allocation Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Expenses	rr_Component1OtherExpensesOverAssets	none	[2]
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	463
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	808
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,781
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.37%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 09, 2016
Horizon Active Asset Allocation Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Expenses	rr_Component1OtherExpensesOverAssets	0.10%	[2]
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	526
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	925
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,041
Annual Return 2013	rr_AnnualReturn2013	27.07%
Annual Return 2014	rr_AnnualReturn2014	5.90%
Annual Return 2015	rr_AnnualReturn2015	(4.20%)
Annual Return 2016	rr_AnnualReturn2016	4.56%
Label	rr_AverageAnnualReturnLabel	Investor Class Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.34%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2012
Horizon Active Asset Allocation Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.80%	[1]
Horizon Active Asset Allocation Fund | Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.14%	[1]

[1]	Investor Class shares commenced operations on January 31, 2012. Advisor Class shares commenced operations on September 4, 2015, and Institutional Class shares commenced operations on September 9, 2016. Index information is since inception of Investor Class shares.
[2]	Prior to July 1, 2017, Shareholder Servicing Expenses for Investor Class shares of the Allocation Fund were 0.25% of average daily net assets.
[3]	This number represents the combined total fees and operating expenses of the underlying funds owned by the Allocation Fund and is not a direct expense incurred by the Allocation Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Allocation Fund, the operating expenses set forth in the Allocation Fund's financial highlights do not include this figure.
[4]	The Allocation Fund's investment adviser, Horizon Investments, LLC, has contractually agreed to waive its advisory fees and/or reimburse expenses of the Allocation Fund, at least until December 31, 2018 so that the Total Annual Fund Operating Expenses (exclusive of front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses (such as litigation)) do not exceed 1.42%, 1.17% and 1.27% of average daily net assets for Advisor Class, Institutional Class and Investor Class shares, respectively; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by the Adviser, within three years after the end of the fiscal year in which such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the foregoing expense limit. Only the Horizon Funds' Board of Trustees may elect to terminate the advisory fee waiver agreement.